Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities of continuing operations (CHF million)
Net income	2,790	5,920	6,411
(Income)/loss from discontinued operations, net of tax	0	19	(169)
Income from continuing operations	2,790	5,939	6,242
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,196	1,166	1,114
Provision for credit losses	187	(79)	506
Deferred tax provision/(benefit)	196	1,224	875
Share of net income/(loss) from equity method investments	(45)	(105)	(29)
Trading assets and liabilities, net	39,134	(12,052)	(11,471)
(Increase)/decrease in other assets	(7,750)	4,258	27,189
Increase/(decrease) in other liabilities	5,861	4,155	(40,993)
Other, net	(2,939)	3,722	2,381
Total adjustments	35,840	2,289	(20,428)
Net cash provided by/(used in) operating activities of continuing operations	38,630	8,228	(14,186)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(732)	(98)	726
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(15,221)	(27,518)	54,403
Purchase of investment securities	(1,542)	(2,752)	(2,189)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	2,462	3,748	4,458
Investments in subsidiaries and other investments	(1,782)	(1,674)	(1,907)
Proceeds from sale of other investments	6,784	2,467	1,710
(Increase)/decrease in loans	(17,242)	3,970	4,166
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,739)	(1,689)	(1,387)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	222	275	205
Net cash provided by/(used in) investing activities of continuing operations	(25,972)	(21,449)	62,071
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,935	26,391	(29,090)
Increase/(decrease) in short-term borrowings	4,098	10,934	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(7,097)	(46,654)
Issuances of long-term debt	34,234	57,910	62,829
Repayments of long-term debt	(37,127)	(51,390)	(72,472)
Issuances of common shares	1,127	9	17
Sale of treasury shares	11,853	24,749	17,657
Repurchase of treasury shares	(11,790)	(26,846)	(19,019)
Dividends paid/capital repayments	(1,948)	(2,800)	(375)
Excess tax benefits related to share-based compensation	0	615	180
Other, net	(2,508)	553	(2,080)
Net cash provided by/(used in) financing activities of continuing operations	33,056	33,028	(84,909)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(633)	(6,155)	(1,154)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,106	13,610	(38,178)
Cash and due from banks at beginning of period	65,467	51,857	90,035
Cash and due from banks at end of period	110,573	65,467	51,857
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,099	1,041	1,232
Cash paid for interest	17,257	19,012	19,459
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	0	869
Liabilities sold	0	0	799
Bank
Operating activities of continuing operations (CHF million)
Net income	1,929	4,994	5,732
(Income)/loss from discontinued operations, net of tax	0	19	(169)
Income from continuing operations	1,929	5,013	5,563
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,169	1,136	1,081
Provision for credit losses	97	(124)	460
Deferred tax provision/(benefit)	56	1,048	935
Share of net income/(loss) from equity method investments	(41)	(101)	(28)
Trading assets and liabilities, net	38,310	(10,571)	(8,623)
(Increase)/decrease in other assets	(7,638)	4,068	27,236
Increase/(decrease) in other liabilities	5,676	4,410	(40,612)
Other, net	(2,951)	3,684	1,782
Total adjustments	34,678	3,550	(17,769)
Net cash provided by/(used in) operating activities of continuing operations	36,607	8,563	(12,206)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,314)	(2,152)	1,584
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(14,480)	(28,904)	55,508
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,409)	(1,365)	(1,961)
Proceeds from sale of other investments	6,324	2,151	1,919
(Increase)/decrease in loans	(14,134)	6,492	3,690
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,702)	(1,667)	(1,374)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	120	249	169
Net cash provided by/(used in) investing activities of continuing operations	(23,268)	(22,303)	63,563
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	27,290	(30,327)
Increase/(decrease) in short-term borrowings	4,754	10,111	3,259
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(6,997)	(47,354)
Issuances of long-term debt	32,531	54,979	61,467
Repayments of long-term debt	(36,052)	(48,931)	(71,061)
Issuances of common shares	(2)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(257)
Excess tax benefits related to share-based compensation	0	608	181
Other, net	(2,759)	(3,336)	(3,628)
Net cash provided by/(used in) financing activities of continuing operations	32,509	32,445	(88,188)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(637)	(6,167)	(1,155)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,236	12,496	(37,986)
Cash and due from banks at beginning of period	65,031	52,535	90,521
Cash and due from banks at end of period	110,267	65,031	52,535
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	957	835	1,077
Cash paid for interest	17,133	18,846	19,283
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	0	0	869
Liabilities sold	0	0	799